Invesco Basic Balanced Fund
Fund Summary - INVESCO BASIC BALANCED FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoBasicBalancedFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000211_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoBasicBalancedFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000211_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoBasicBalancedFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000211_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (common stocks, preferred stocks, convertible securities and American Depositary Receipts) and investment grade quality debt securities. The Fund emphasizes a value style of investing; seeking well-established, undervalued companies that the Adviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Adviser of the income or growth potential of such securities materially change.

The Fund invests, under normal circumstances, a minimum of 30% and a maximum of 70% of its total assets in equity securities. The Fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The Fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoBasicBalancedFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000211_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Institutional Class Shares year-to-date (ended March 31, 2011): 4.03% Best Quarter (ended June 30, 2009): 20.35% Worst Quarter (ended December 31, 2008): (20.79)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoBasicBalancedFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000211_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Global Core Equity Fund
Fund Summary - INVESCO GLOBAL CORE EQUITY FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoGlobalCoreEquityFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000213_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoGlobalCoreEquityFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000213_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoGlobalCoreEquityFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000213_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.

The Fund invests in a diversified portfolio that consists primarily of equity securities of U.S. and foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

The Fund emphasizes investments in the U.S. and in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of the Fund’s total assets in issuers located in developing countries.

As of December 31, 2010, the principal countries in which the Fund was invested were the United States, Japan, the United Kingdom, Switzerland and Australia.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, amount of shareholders’ capital and the percentage of earnings paid in dividends, as well as an issuer’s historic earnings stability and overall debt levels.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoGlobalCoreEquityFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000213_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Institutional Class Shares year-to-date (ended March 31, 2011): 4.09% Best Quarter (ended June 30, 2009): 22.12% Worst Quarter (ended December 31, 2008): (18.86)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoGlobalCoreEquityFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000213_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco International Small Company Fund
Fund Summary - INVESCO INTERNATIONAL SMALL COMPANY FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoInternationalSmallCompanyFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000214_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoInternationalSmallCompanyFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000214_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoInternationalSmallCompanyFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000214_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small international issuers. The Fund’s portfolio managers do not intend to invest more than 35% of the Fund’s net assets in issuers located in developing countries. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell 2000® Index range from $16 million to $4.5 billion.

As of December 31, 2010, the principal countries in which the Fund was invested were Canada, the United Kingdom, Malaysia, the Philippines and Japan.

The Fund may invest up to 20% of its net assets in securities of U.S. issuers. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign issuers.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying quality issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Small-and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group bench-mark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoInternationalSmallCompanyFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000214_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Institutional Class Shares year-to-date (ended March 31, 2011): 4.07% Best Quarter (ended June 30, 2009): 34.03% Worst Quarter (ended December 31, 2008): (27.38)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoInternationalSmallCompanyFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000214_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Mid Cap Basic Value Fund
Fund Summary - INVESCO MID CAP BASIC VALUE FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoMidCapBasicValueFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000215_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoMidCapBasicValueFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000215_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoMidCapBasicValueFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000215_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of mid-capitalization issuers. The Fund invests primarily in equity securities. The Fund may also invest up to 25% of its total assets in foreign securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell Midcap® Index range from $228 million to $21 billion.

In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.

Investment opportunities for undervalued small- to medium-sized companies may be more limited than those in other sectors of the market. To facilitate the management of the Fund’s portfolio, the Fund may, from time to time, suspend the continuous offering of its shares to new investors. As market conditions permit, the Fund may reopen sales of its shares to new investors. Any such offerings of the Fund may commence and terminate at any time and without any prior notice.

The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund emphasizes a value style of investing. The Fund’s investment style presents the risk that the valuations may never improve or that the returns on value securities may be less than the returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified but typically focused portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoMidCapBasicValueFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000215_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Institutional Class Shares year-to-date (ended March 31, 2011): 8.28% Best Quarter (ended June 30, 2009): 31.44% Worst Quarter (ended December 31, 2008): (35.83)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoMidCapBasicValueFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000215_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Small Cap Equity Fund
Fund Summary - INVESCO SMALL CAP EQUITY FUND - INSTITUTIONAL
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoSmallCapEquityFundFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000218_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoSmallCapEquityFundFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000218_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoSmallCapEquityFundFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000218_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.

The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell 2000® Index range from $16 million to $4.5 billion.

The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that diversifies the Fund based on the industry group diversification of the S&P Small Cap 600 Index and generally maintains a maximum deviation from index industry groups of 350 basis points. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis focused on identifying high quality, fundamentally sound issuers operating in an attractive industry; attractively valued securities given their growth potential over a one- to two-year horizon; and the “timeliness” of a purchase, respectively. The timeliness analysis includes a review of relative price strength, trading volume characteristics and trend analysis to look for signs of deterioration. If a stock shows signs of deterioration, it is generally not considered as a candidate for the portfolio.

The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group bench- mark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoSmallCapEquityFundFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000218_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

Institutional Class Shares year-to-date (ended March 31, 2011): 11.41% Best Quarter (ended June 30, 2009): 20.23% Worst Quarter (ended December 31, 2008): (23.59)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoSmallCapEquityFundFundClassInstitutional column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimimf880859_S000000218_Member * row dei_LegalEntityAxis compact aimfg19034_Prospectus_Eight_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.